               WADDELL & REED ADVISORS
               CASH
               MANAGEMENT,
               INC.

               ANNUAL
               REPORT
               -------------
               June 30, 2000

MANAGER'S LETTER
-----------------------------------------------------------------
JUNE 30, 2000

Dear Shareholder:

This report relates to the operation of Waddell & Reed Advisors Cash Management, Inc. for the fiscal year ended June 30, 2000. The following discussion and tables provide you with information regarding the Fund's performance during that period.

The beginning of the Fund's fiscal year coincided with the beginning of the Federal Reserve's recent cycle of increasing interest rates, which was a response to an apparently "overheated" U.S. economy. This economic growth, it was feared, would bring increased inflation, as the demand for goods began to outpace the production of those goods.

The Federal Reserve increased the Federal Funds rate 25 basis points at the June 30, 1999 meeting, then again at the August 24th and November 16th meetings. At year-end, the Federal Funds rate stood at 5.5 percent. Late in 1999, the Federal Reserve pumped large amounts of money into the banking system in preparation for Y2K. At the same time, issuers of short-term securities structured their borrowings such that they would not be in the market at the turn of the year. This created interest-rate volatility at year-end.

The new millennium began paradoxically, as the Y2K problems for which the Federal Reserve had prepared by increasing the money supply had not materialized, yet the U.S. economy -- which continued to grow at a rate the Federal Reserve believed unsustainable -- was potentially being fueled by this excess liquidity. Therefore, the Federal Reserve proceeded to drain the excess money out of the system, while continuing to increase interest rates in an attempt to slow the economy. The Federal Funds rate was increased 25 basis points in February and March of this year, and 50 basis points in May. By June 2000, there were signs that the economy might be slowing somewhat, by which time the federal funds rate had reached 6.50 percent.

Overall, since the beginning of the Fund's fiscal year, interest rates have increased by 1.5 percentage points. This alone helped the Fund's overall yield increase this past fiscal year. Moreover, the Fund's yield was increased by the rate volatility over year-end, which we used to our advantage.

Since the outlook for short-term interest rates was for increased yields, we invested the Fund's assets in securities with shorter maturities and in floating-rate notes. Securities were also purchased over year-end, to take advantage of higher yields on securities maturing in 2000. Some securities with longer maturities were purchased, as deemed appropriate, to capitalize on higher yields.

Going forward, we believe that interest rates should remain high and could potentially go higher through the remainder of the year and into 2001. Most likely, the Fed will refrain from raising interest rates in the months prior to the presidential election, so as to remain apolitical. The determining factor for short-term interest rates, we feel, will be how soon the U.S. economy exhibits sufficient signs of slowing to a level that the Federal Reserve deems non-inflationary. Once that level has been attained, the Federal Reserve should end its cycle of interest rate increases.

We will seek to maintain performance through security selection that will maximize yield while maintaining our low-risk profile. We intend to keep a majority of the Fund's assets in securities with shorter maturities and in variable-rate securities. However, we may invest in some securities with longer maturities and higher yields as opportunities present themselves.

Thank you for choosing Waddell & Reed Advisors Cash Management, and we appreciate your ongoing commitment.

Sincerely,



Mira Stevovich
Manager, Waddell & Reed Advisors Cash Management, Inc.

THE INVESTMENTS OF
WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Certificates of Deposit - 2.39%
 Yankee
 Banque Nationale de Paris,
   6.88%, 3-29-01 ........................   $10,000 $  9,988,243
 Societe Generale - New York,
   6.6%, 7-17-00 .........................     9,000    8,999,272
   Total .................................             18,987,515

Commercial Paper - 3.03%
 Banc One Financial Corp. (Bank One Corporation),
   6.93%, 7-10-00 ........................    11,585   11,564,929
 UBS Finance (DE) Inc.,
   7.1%, 7-5-00 ..........................    12,585   12,575,072
   Total .................................             24,140,001

Notes - 11.82%
 Banc One Corp.,
   6.67625%, 1-3-01 ......................    14,000   14,000,000
 First Bank of South Dakota (U.S. Bank
   National Association),
   6.7175%, 12-20-00 .....................    10,000   10,002,594
 First Union National Bank:
   6.68%, 3-7-01 .........................    14,000   14,000,000
   6.64875%, 5-18-01 .....................     9,000    9,000,000
 J.P. Morgan & Co., Incorporated:
   6.60625%, 7-6-00 ......................    10,000    9,999,972
   6.6325%, 7-6-00 .......................    10,000   10,000,000
 Wells Fargo & Company:
   6.7275%, 9-19-00 ......................    17,000   16,996,114
   6.875%, 5-10-01 .......................    10,000    9,980,668
   Total .................................             93,979,348

TOTAL BANK OBLIGATIONS - 17.24%                      $137,106,864
 (Cost: $137,106,864)

CORPORATE OBLIGATIONS
Commercial Paper
 Chemicals and Allied Products - 6.91%
 BOC Group Inc. (DE):
   6.88%, 7-5-00 .........................    18,950   18,935,514
   6.95%, 7-5-00 .........................     6,000    5,995,367
 Pharmacia Corporation,
   7.0%, 7-5-00 ..........................    30,000   29,976,667
   Total .................................             54,907,548

                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF
WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
JUNE 30, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Communication - 7.32%
 AT&T Corp.,
   6.67%, 3-8-01 .........................   $14,000 $ 14,000,000
 SBC Communications Inc.,
   6.76%, 10-2-00 ........................    15,000   14,738,050
 U S WEST Communications Inc.:
   6.85%, 7-5-00 .........................     3,566    3,563,286
   6.8%, 7-11-00 .........................    15,000   14,971,667
   6.85%, 7-12-00 ........................     3,000    2,993,721
   6.8%, 7-18-00 .........................     8,000    7,974,311
   Total .................................             58,241,035

 Electric, Gas and Sanitary Services - 0.50%
 Questar Corp.,
   6.6%, 7-11-00 .........................     4,000    3,992,667

 Fabricated Metal Products - 0.86%
 Danaher Corporation,
   6.6738%, Master Note ..................     6,831    6,831,000

 Heavy Construction, Excluding Building - 0.63%
 Halliburton Co.,
   6.57%, 7-10-00 ........................     5,000    4,991,787

 Instruments and Related Products - 1.38%
 Honeywell International Inc.:
   6.95%, 7-5-00 .........................     5,000    4,996,139
   6.62%, 7-24-00 ........................     6,000    5,974,623
   Total .................................             10,970,762

 Nondepository Institutions - 7.93%
 Associates Capital Corp. PLC (Associates
   First Capital Corporation),
   6.13%, 7-6-00 .........................     7,000    6,994,040
 Island Finance Puerto Rico Inc.:
   6.57%, 7-6-00 .........................     2,250    2,247,947
   6.44%, 7-10-00 ........................    10,000    9,983,900
   6.57%, 7-17-00 ........................     3,000    2,991,240
   6.62%, 7-17-00 ........................    25,000   24,926,444
 Transamerica Finance Corporation:
   6.62%, 7-17-00 ........................     7,485    7,462,977
   6.635%, 7-18-00 .......................     8,500    8,473,368
   Total .................................             63,079,916

 Printing and Publishing - 0.22%
 American Greetings Corp.,
   6.6%, 7-11-00 .........................     1,750    1,746,792

Total Commercial Paper - 25.75%                       204,761,507
                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF
WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
JUNE 30, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (backed by irrevocable bank
 letter of credit)
 Chemicals and Allied Products - 1.87%
 Formosa Plastics Corp. U.S.A. (Bank of America N.A.),
   6.14%, 7-7-00 .........................   $14,927 $ 14,911,725

 Nondepository Institutions - 0.95%
 ED&F Man Finance Inc. (Rabobank Nederland):
   6.62%, 7-6-00 .........................     2,600    2,597,609
   6.58%, 7-24-00 ........................     5,000    4,978,981
   Total .................................              7,576,590

Total Commercial Paper (backed by irrevocable bank
 letter of credit) - 2.82%                             22,488,315

Notes
 Amusement and Recreation Services - 0.21%
 Walt Disney Company (The),
   6.375%, 3-30-01 .......................     1,700    1,689,224

 Communication - 1.26%
 AT&T Corp.,
   6.24%, 7-13-00 ........................    10,000    9,999,869

 Electric, Gas and Sanitary Services - 3.75%
 Baltimore Gas and Electric Company,
   6.84%, 9-1-00 .........................    27,000   26,999,744
 Pacificorp (Scot Power),
   9.1%, 3-1-01 ..........................     2,750    2,787,448
   Total .................................             29,787,192

 Food Stores - 1.89%
 Albertson's Inc.,
   6.62875%, 7-14-00 .....................    15,000   14,999,787

 General Merchandise Stores - 1.24%
 Wal-Mart Stores, Inc.,
   5.955%, 6-1-01 ........................    10,000    9,870,984

 Heavy Construction, Excluding Building - 2.48%
 Shoosmith Bros., Inc. Taxable Variable Rate
   Demand Bond, Series 2000 (Wachovia Bank, N.A.),
   6.67%, 7-5-00 .........................    19,700   19,700,000

 Industrial Machinery and Equipment - 1.44%
 AP Knitting Elements, Inc. (Wachovia Bank, N.A.),
   6.67%, 7-5-00 .........................     4,500    4,500,000
 International Business Machines Corporation,
   5.56%, 3-8-01 .........................     7,000    6,946,540
   Total .................................             11,446,540
                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF
WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
JUNE 30, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Notes (Continued)
 Instruments and Related Products - 2.31%
 Honeywell International Inc.,
   5.75%, 3-15-01 ........................   $18,500 $ 18,360,325

 Insurance Carriers - 1.07%
 Atlantic American Corporation (Wachovia Bank, N.A.),
   6.67%, 7-5-00 .........................     8,500    8,500,000

 Miscellaneous Retail - 1.19%
 Todd Shopping Center, L.L.C., Taxable
   Variable Rate Demand Bonds, Series 1999
   (Wachovia Bank, N.A.),
   6.67%, 7-5-00 .........................     9,500    9,500,000

 Nondepository Institutions - 8.82%
 Associates Corp. of North America:
   6.375%, 8-15-00 .......................     2,250    2,250,221
   6.91%, 9-14-00 ........................     9,000    9,010,900
 Caterpillar Financial Services Corp.:
   6.85%, 11-17-00 .......................     4,000    4,001,847
   7.06%, 6-25-01 ........................     3,000    2,996,917
 Deere (John) Capital Corp.,
   6.58%, 1-26-01 ........................    12,500   12,500,000
 Ford Motor Credit Company:
   6.375%, 10-6-00 .......................     4,000    4,001,396
   5.67%, 2-15-01 ........................     1,500    1,490,464
 General Motors Acceptance Corporation,
   5.4%, 2-26-01 .........................     9,000    8,922,832
 Transamerica Finance Corporation:
   6.72%, 7-17-00 ........................    11,000   11,000,000
   6.9625%, 9-2-00 .......................    14,000   14,000,000
   Total .................................             70,174,577

 Real Estate - 0.15%
 Trap Rock Industries, Inc. (First Union National Bank),
   6.8%, 1-5-00 ..........................     1,225    1,225,000

 Security and Commodity Brokers - 2.34%
 Merrill Lynch & Co., Inc.:
   6.7%, 2-22-01 .........................    13,600   13,583,530
   6.5%, 4-1-01 ..........................     5,000    4,990,240
   Total .................................             18,573,770

Total Notes - 28.15%                                  223,827,268

TOTAL CORPORATE OBLIGATIONS - 56.72%                 $451,077,090
 (Cost: $451,077,090)

                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF
WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL OBLIGATIONS
Arizona - 0.38%
 The Industrial Development Authority of the
   County of Maricopa, Taxable Variable Rate
   Demand, Multifamily Housing Revenue
   Refunding Bonds (Villas Solanas Apartments
   Project), Series 2000B,
   6.7%, 7-6-00 ..........................   $ 3,000 $  3,000,000

California - 10.14%
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds:
   Shell Oil Company Project,
   Series 19980A (Taxable),
   7.0%, 7-3-00 ..........................    25,000   25,000,000
   Shell Martinez Refining Company
   Project, Series 1996 (Taxable),
   6.63%, 8-3-00 .........................     5,000    5,000,000
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   6.65%, 7-10-00 ........................    29,000   29,000,000
 Oakland-Alameda County Coliseum Authority, Lease
   Revenue Bonds (Oakland Coliseum Arena Project):
   1996 Series A-2 Variable Rate Lease Revenue Bonds
   (Taxable), (Canadian Imperial Bank of Commerce),
   6.62%, 7-5-00 .........................    14,600   14,600,000
   2000 Series D Variable Rate Lease Revenue Bonds
   (Taxable), (First Union National Bank),
   6.83%, 7-5-00 .........................     7,000    7,000,000
   Total .................................             80,600,000

Colorado - 3.96%
 City and County of Denver, Colorado, Department
   of Aviation, Airport System, Subordinate
   Commercial Paper Taxable Notes, Series 2000B,
   6.58%, 8-15-00 ........................    29,789   29,543,985
 Kit Carson County, Colorado, Architectural
   Development Revenue Bonds (Taxable), (Midwest
   Farms, L.L.C. Project), Series 1997 (Norwest
   Bank Minnesota, National Association),
   6.7%, 7-6-00 ..........................     1,920    1,920,000
   Total .................................             31,463,985


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF
WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Kentucky - 1.51%
 City of Bardstown, Kentucky, Taxable Variable Rate
   Demand Industrial Revenue Bonds:
   Series 1994 (R.J. Tower Corporation Project),
   (Comerica Bank),
   6.74%, 7-6-00 .........................   $ 8,035 $  8,035,000
   Series 1995 (R.J. Tower Corporation Project),
   (Comerica Bank),
   6.74%, 7-6-00 .........................     4,000    4,000,000
   Total .................................             12,035,000

Louisiana - 6.93%
 Industrial District No. 3 of the Parish of West
   Baton Rouge, State of Louisiana, Variable Rate
   Demand Revenue Bonds, Series 1995 (Taxable),
   (The Dow Chemical Company Project),
   6.67%, 8-7-00 .........................    39,550   39,550,000
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale),
   6.75%, 9-6-00 .........................     9,000    9,000,000
 Gulf Coast Industrial Development Authority,
   Environmental Facilities Revenue Bonds
   (CITGO Petroleum Corporation Project), Taxable
   Series 1998 (Royal Bank of Canada),
   6.57%, 7-7-00 .........................     6,600    6,600,000
   Total .................................             55,150,000

Massachusetts  - 0.49%
 Massachusetts Industrial Finance Agency, Taxable
   Revenue Bonds (Southcoast Nursing and
   Rehabilitation Center Partnership Issue -
   Series 1997), (Fleet National Bank),
   6.75%, 7-5-00 .........................     3,900    3,900,000

Mississippi - 0.75%
 Mississippi Business Finance Corporation,
   Taxable Adjustable Mode, Industrial Development
   Revenue Bonds (BenchCraft Project), Series 1999
   (Wachovia Bank, N.A.),
   6.67%, 7-5-00 .........................     6,000    6,000,000


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF
WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
New Jersey - 1.52%
 New Jersey Economic Development Authority,
   Federally Taxable Variable Rate Demand/
   Fixed Rate Revenue Bonds (The Morey
   Organization, Inc. Project), Series of 1997
   (First Union National Bank),
   6.83%, 7-5-00..........................   $12,060 $ 12,060,000

New York - 2.95%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   6.75%, 8-17-00 ........................    12,810   12,810,000
 Dutchess County Industrial Development Agency,
   Taxable Variable Rate Demand Civic Facility
   Revenue Bonds, Series 1999-C (St. Francis'
   Hospital, Poughkeepsie, New York Civic Facility),
   (The Bank of New York),
   6.88%, 7-6-00 .........................     4,000    4,000,000
 Putnam Hospital Center, Multi-Mode Revenue Bonds,
   Series 1999 (The Bank of New York),
   6.88%, 7-5-00 .........................     3,500    3,500,000
 Town of Hempstead, Industrial Development Agency,
   Variable Rate Demand Taxable Industrial
   Development Revenue Bonds, Series 1996
   (1500 Hempstead TPK, LLC Facility), (The
   Bank of New York),
   6.88%, 7-6-00 .........................     3,145    3,145,000
   Total .................................             23,455,000

North Carolina - 0.23%
 Wake Forest University, Taxable Variable Rate
   Demand Bonds, Series 1997 (Wachovia Bank, N.A.),
   6.67%, 7-5-00 .........................     1,800    1,800,000

Pennsylvania - 2.70%
 Montgomery County Industrial Development
   Authority, Federally Taxable Variable
   Rate Demand Revenue Bonds (Neose
   Technologies, Inc. Project), Series
   B of 1997 (First Union National Bank),
   6.83%, 7-5-00 .........................     9,850    9,850,000

                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF
WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Pennsylvania (Continued)
 Berks County Industrial Development Authority
   (Commercial Facilities Project), Series
   B of 1995 (First Union National Bank),
   6.83%, 7-5-00 .........................   $ 7,995 $  7,995,000
 Philadelphia Authority for Industrial Development,
   Variable/Fixed Rate Federally Taxable
   Economic Development Bonds (Mother's Work, Inc.),
   Series of 1995 (Fleet Financial Group Inc.),
   6.75%, 7-5-00 .........................     3,635    3,635,000
   Total .................................             21,480,000

Texas - 1.63%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   6.6%, 7-6-00 ..........................    13,000   12,988,079

Virginia - 0.78%
 Virginia Health Services, Inc., Taxable
   Variable Rate Demand Bonds, Series 1998
   (Wachovia Bank, N.A.),
   6.67%, 7-5-00 .........................     6,200    6,200,000

Washington - 1.77%
 Wenatchee Valley Clinic, P.S.,
   Floating Rate Taxable Bonds, Series 1998
   (U.S. Bank National Association),
   6.7%, 7-6-00 ..........................    14,100   14,100,000

TOTAL MUNICIPAL OBLIGATIONS - 35.74%                 $284,232,064
 (Cost: $284,232,064)

UNITED STATES GOVERNMENT SECURITY - 0.13%
 Federal Home Loan Bank,
   6.6638%, 9-6-00 .......................     1,000 $    999,826
 (Cost: $999,826)

TOTAL INVESTMENT SECURITIES - 109.83%                $873,415,844
 (Cost: $873,415,844)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (9.83%)   (78,202,899)

NET ASSETS - 100.00%                                 $795,212,945


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF
WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
JUNE 30, 2000


Notes to Schedule of Investments

Cost of investments owned is the same as that used for Federal income tax purposes.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities - at value (Note 1)  ........     $873,416
 Cash   ............................................        3,806
 Receivables:
   Fund shares sold ................................        6,937
   Interest ........................................        4,642
 Prepaid insurance premium  ........................           18
                                                         --------
    Total assets  ..................................      888,819
                                                         --------
Liabilities
 Payable to Fund shareholders  .....................       92,880
 Dividends payable  ................................          437
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................          239
 Accrued management fee (Note 2)  ..................            9
 Accrued accounting services fee (Note 2)  .........            7
 Accrued service fee (Note 2)  .....................            3
 Other  ............................................           31
                                                         --------
    Total liabilities  .............................       93,606
                                                         --------
      Total net assets .............................     $795,213
                                                         ========
Net Assets
 $0.01 par value capital stock, authorized -- 5,000,000;
   Class A shares outstanding - 781,817
   Class B shares outstanding - 3,442
   Class C shares outstanding - 922
   Waddell & Reed Money Market Class C shares
    outstanding - 9,032
   Capital stock ...................................     $  7,952
   Additional paid-in capital ......................      787,261
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $795,213
                                                         ========
Net asset value, redemption and offering price
 per share for all classes  ........................        $1.00
                                                            =====


                       See notes to financial statements.

WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended JUNE 30, 2000
(In Thousands)

Investment Income
 Interest and amortization (Note 1B)  ..............      $45,003
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        3,052
   Transfer agency and dividend disbursing:
    Class A ........................................        2,699
    Class B  .......................................            3
    Class C  .......................................            1
    Waddell & Reed Money Market Class C  ...........           15
   Custodian fees ..................................           96
   Accounting services fee .........................           76
   Distribution fee:
    Class B  .......................................           13
    Class C  .......................................            2
    Waddell & Reed Money Market Class C  ...........           60
   Legal fees ......................................           29
   Service fee:
    Class B  .......................................            5
    Class C  .......................................            1
    Waddell & Reed Money Market Class C  ...........           19
   Audit fees ......................................           11
   Other ...........................................          302
                                                          -------
    Total expenses  ................................        6,384
                                                          -------
      Net investment income ........................       38,619
                                                          -------
       Net increase in net assets resulting
         from operations ...........................      $38,619
                                                          =======


                       See notes to financial statements.

WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)

                                        For the fiscal year ended
                                                 June 30,
                                        -------------------------
                                             2000        1999
                                       ------------- ------------
Increase in Net Assets
 Operations:
   Net investment income ..............     $38,619      $ 28,632
                                           --------      --------
    Net increase in net assets
      resulting from operations .......      38,619        28,632
                                           --------      --------
 Dividends to shareholders
   from net investment income:*
   Class A ............................     (38,178)      (28,425)
   Class B ............................         (81)           ---
   Class C ............................         (14)           ---
   Waddell & Reed Money Market
    Class C  ..........................        (346)         (207)
                                           --------      --------
                                            (38,619)      (28,632)
                                           --------      --------
 Capital share transactions (Note 3)  .     123,445       135,314
                                           --------      --------
 Total increase  ......................     123,445       135,314
Net Assets
 Beginning of period  .................     671,768       536,454
                                           --------      --------
 End of period  .......................    $795,213      $671,768
                                           ========      ========
   Undistributed net investment
    income  ...........................        $---          $---
                                               ====          ====
*See "Financial Highlights" on pages 20 - 23.


                       See notes to financial statements.

WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                               For the fiscal year ended June 30,
                               ----------------------------------
                               2000   1999    1998   1997    1996
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........          $1.00   $1.00   $1.00   $1.00   $1.00
                              ------  ------  ------  ------  ------
Net investment
 income  ...........           0.0511  0.0455  0.0484  0.0472  0.0487
Less dividends
 declared  .........          (0.0511)(0.0455)(0.0484)(0.0472)(0.0487)
                              ------  ------  ------  ------  ------
Net asset value,
 end of period  ....          $1.00   $1.00   $1.00   $1.00   $1.00
                             ======= ======= ======= ======= =======
Total return........           5.18%   4.67%   4.93%   4.80%   5.01%
Net assets, end of
 period (in
 millions)  ........            $782    $667    $533    $514    $402
Ratio of expenses to
 average net
 assets  ...........           0.83%   0.83%   0.89%   0.87%   0.91%
Ratio of net
 investment income
 to average net
 assets  ...........           5.08%   4.54%   4.84%   4.70%   4.89%


                       See notes to financial statements.

WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
FINANCIAL HIGHLIGHTS
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                   period
              from 9/9/99*
                   through
                    6/30/00
                   --------
Net asset value,
 beginning of
 period  ...........  $1.00
                      ------
Net investment
 income  ...........   0.0346
Less dividends
 declared  .........  (0.0346)
                      ------
Net asset value,
 end of period  ....  $1.00
                     =======
Total return........   3.43%
Net assets, end of
 period (in
 millions)  ........      $3
Ratio of expenses to
 average net
 assets  ...........   1.67%**
Ratio of net
 investment income
 to average net
 assets  ...........   4.49%**

 *Commencement of operations.
**Annualized.


                       See notes to financial statements.

WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
FINANCIAL HIGHLIGHTS
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                   period
              from 9/9/99*
                   through
                    6/30/00
                   --------
Net asset value,
 beginning of
 period  ...........  $1.00
                      ------
Net investment
 income  ...........   0.0335
Less dividends
 declared  .........  (0.0335)
                      ------
Net asset value,
 end of period  ....  $1.00
                     =======
Total return........   3.32%
Net assets, end of
 period (in
 millions)  ........  $1
Ratio of expenses to
 average net
 assets  ...........   1.82%**
Ratio of net
 investment income
 to average net
 assets  ...........   4.45%**

 *Commencement of operations.
**Annualized.


                       See notes to financial statements.

WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
FINANCIAL HIGHLIGHTS                       (A)
Waddell & Reed Money Market Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                          For the
                                For the fiscal             period
                             year ended June 30,         from 9/5/95*
                   -------------------------------        through
                       2000    1999   1998    1997        6/30/96
                   --------  ------ ------  ------        -------
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00   $1.00   $1.00           $1.00
                      ------  ------  ------  ------          ------
Net investment
 income  ...........   0.0426  0.0371  0.0403  0.0407          0.0312
Less dividends
 declared  .........  (0.0426)(0.0371)(0.0403)(0.0407)        (0.0312)
                      ------  ------  ------  ------          ------
Net asset value,
 end of period  ....  $1.00   $1.00   $1.00   $1.00           $1.00
                     ======= ======= ======= =======         =======
Total return........   3.86%   3.79%   4.10%   4.13%           3.15%
Net assets, end of
 period (in
 millions)  ........      $9      $5      $4      $4              $1
Ratio of expenses to
 average net
 assets  ...........   1.77%** 1.60%   1.71%   1.48%           1.88%**
Ratio of net
 investment income
 to average net
 assets  ...........   4.63%** 3.77%   4.03%   4.14%           3.76%**

 *Commencement of operations.
(A)
 **Annualized.
    See Note 3.
                       See notes to financial statements.

WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Cash Management, Inc. (the "Fund"), formerly United Cash Management, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

D. Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends on each day to shareholders of record at the time of the previous determination of net asset value. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level            Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10         $      0
           From $   10 to $   25         $ 10,000
           From $   25 to $   50         $ 20,000
           From $   50 to $  100         $ 30,000
           From $  100 to $  200         $ 40,000
           From $  200 to $  350         $ 50,000
           From $  350 to $  550         $ 60,000
           From $  550 to $  750         $ 70,000
           From $  750 to $1,000         $ 85,000
                $1,000 and Over          $100,000

     Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C and Waddell & Reed Money Market C shares, the Fund pays WARSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $.75 for each shareholder check it processes. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     The Fund has adopted 12b-1 plans for Class B, Class C and Waddell & Reed Money Market C shares. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class. During the period ended June 30, 2000, W&R paid no sales commissions.

     During the period ended June 30, 2000, the Distributor received $2,664, $1,209 and $11,250 in deferred sales charges for Class B, Class C and Waddell & Reed Money Market C shares, respectively.

     The Fund paid Directors' fees of $25,744, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Multiclass Operations

     The Fund offers four classes of shares: Class A, Class B, Class C and Waddell & Reed Money Market C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B, Class C and Waddell & Reed Money Market C shares are subject to a CDSC and to an ongoing distribution and service fee; Class B shares that have been held by a shareholder for seven years will convert automatically, at the end of the seventh calendar year following the first year of purchase, to Class A shares of the Fund, and such conversion will be made, without charge or fee, on the basis of the relative net asset values of the two classes; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Waddell & Reed Money Market Class B shares were combined with Waddell & Reed Money Market Class C shares effective March 24, 2000 and were redesignated Waddell & Reed Money Market Class C shares.

     Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because shares are recorded at $1.00 per share.

                              For the fiscal
                           year ended June 30,
                       --------------------------
                           2000           1999
                       ------------  ------------
Value issued from sale
 of shares:
 Class A  ............   $5,022,749    $2,528,520
 Class B .............        8,764           ---
 Class C .............        1,548           ---
 Waddell & Reed Class B      13,885        12,293
 Waddell & Reed Class C      22,158           ---
Value issued from
 reinvestment of dividends:
 Class A  ............       35,182        27,258
 Class B .............           75           ---
 Class C .............           13           ---
 Waddell & Reed Class B         173           195
 Waddell & Reed Class C         139           ---
Value redeemed:
 Class A  ............   (4,943,269)   (2,421,463)
 Class B .............       (5,397)          ---
 Class C .............         (640)          ---
 Waddell & Reed Class B     (18,671)      (11,489)
 Waddell & Reed Class C     (13,264)          ---
                           --------    ----------
Increase in
 outstanding capital       $123,445    $  135,314
                           ========    ==========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash Management, Inc. (formerly United Cash Management, Inc.) (the "Fund") as of June 30, 2000, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of June 30, 2000, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
August  4, 2000

INCOME TAX INFORMATION

     Dividends are taxable to shareholders and are reportable in your Federal income tax returns for the years in which the dividends were received or reinvested.

     Statements as to the tax status of each investor's dividends will be mailed annually.

     Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business.

     Shareholders are advised to consult with their tax advisers concerning the tax treatment of dividends from the Fund.

Corporations:
     The dividends are not eligible for the dividends received deduction.

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Cash Management, Inc. current prospectus.




To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Mira Stevovich, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors High Income Fund II, Inc.
Waddell & Reed Advisors Income Fund
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.

W&R Funds, Inc.
Asset Strategy Fund
High Income Fund
International Growth Fund
Large Cap Growth Fund
Limited-Term Bond Fund
Money Market Fund
Municipal Bond Fund
Mid Cap Growth Fund
Science and Technology Fund
Small Cap Growth Fund
Tax-Managed Equity Fund
Total Return Fund
----------------------------------
FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS 66201-9217
  Toll-Free - (800)366-5465
  Local - (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

NUR1010A(6-00)